Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables, Net [Abstract]
Schedule of trade receivables, net
	December 31,
	2022	2021
	U.S. Dollars in thousands
Open accounts:
In NIS	$9,469	$16,093
In USD	17,659	18,736
	$27,128	$34,829
Checks receivable	124	333

	$27,252	$35,162
Less allowance for doubtful accounts(1)	-	-

Total Trade receivables, net	$27,252	$35,162

(1)	As of December 31, 2022 and 2021 no allowance for doubtful accounts was recognized.

Schedule of analysis of past due but not impaired trade receivables
	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2022	$22,710	$3,260	$788	$84	$7	$402	$27,252
December 31, 2021	$33,454	$593	$572	$122	$381	$40	$35,162